6. EQUITY TRANSACTIONS (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Stock issued subscribed, shares issued		2,192,444
Warants issued to accredited investors		1,096,222
Proceeds from subscription and warrants		$ 320,800
Stock issued for services, shares issued	359,956	219,127
Stock issued for services, amount	49,090	38,268			392,093	259,035
Restricted common stock issued, amount			0	0	3,400	0
Unrecognized stock option expense					270,952
Weighted average remaining vesting period			2 years 2 months 9 days		2 years 25 days
Principal balance of note [Member] | Holder One [Member]
Stock issued in exchange of note, shares issued	15,714,286
Stock issued in exchange of note, amount	660,000
Principal balance of note [Member] | Holder Two [Member]
Stock issued in exchange of note, shares issued	2,591,846
Stock issued in exchange of note, amount	116,970
Conversion of accrued interest [Member] | Holder One [Member]
Stock issued in exchange of note, shares issued	7,603,968
Stock issued in exchange of note, amount	343,200
Restructuring Fee [Member] | Holder One [Member]
Stock issued in exchange of note, shares issued	75,000
Restructuring Fee [Member] | Holder Two [Member]
Stock issued in exchange of note, shares issued	25,000
Four investors [Member]
Restricted common stock issued, shares	2,673,231
Restricted common stock issued, amount	259,474
Three investors [Member]
Restricted common stock issued, shares	100,000
Restricted common stock issued, amount	90,000
Stock acquired, shares	974,982
Stock acquired, amount	487,491
Restricted Common Stock [Member]
Stock issued for services, shares issued	390,301
Stock issued for services, amount	75,000
Stock issued in exchange of note, shares issued	1,937,505
Stock issued in exchange of note, amount	$ 81,375